Income Taxes (Changes In Unrecognized Tax Benefits Balance For Federal State And Foreign Tax) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes
Balance at beginning of year	$ 4,227	$ 4,793
Increases for tax positions related to the current year	470	255
Increases for tax positions related to prior years	484	488
Decreases for tax positions related to prior years	(657)	(1,238)
Lapse of statute of limitations	(38)	(24)
Settlements	(21)	(47)
Balance at end of year	4,465	4,227
Accrued interest and penalties	973	1,034
Gross unrecognized income tax benefits	5,438	5,261
Less: Deferred federal and state income tax benefits	(434)	(481)
Less: Tax attributable to timing items included above	(2,400)	(2,121)
Total UTB that, if recognized, would impact the effective income tax rate as of the end of the year	$ 2,604	$ 2,659